Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jul. 15, 2024 USD ($) shares $ / shares	Jan. 04, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
In recent years, the Compensation Committee’s practice has generally been to grant annual equity awards at its first meeting of each fiscal year, which is usually scheduled well in advance. Additionally, the Compensation Committee retains discretion to grant equity awards at other times when and as it may determine to be appropriate. The release of material nonpublic information is not taken into account in determining the timing and terms of equity award grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, stock option grants to Messrs. Hastings and Shook on January 4, 2024, and to Mr. Shook on July 15, 2024, occurred in the period beginning four business days before the Company filed a periodic report on Form 10-K or Form 10-Q, or the Company filed or furnished a current report on Form 8-K, with the SEC and ending one business day after the filing or furnishing of such report by the Company with the SEC. In accordance with the requirements of the SEC, the following table discloses additional information with respect to these stock option grants.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)
Percentage Change in the
Closing Market Price of
the Securities Underlying
the Award Between
the Trading Day Ending
Immediately Prior to
the Disclosure of Material
Nonpublic Information and
the Trading Day Beginning
Immediately Following
the Disclosure of Material
Nonpublic Information(2)

Paul Hastings	01/04/2024	509,500	6.01	2,494,818	68%
David Shook	01/04/2024	112,500	6.01	550,868	68%
David Shook	07/15/2024	30,000	7.02	172,254	8%

(1)
The amount reported in this column reflects the grant-date fair value of the option award as determined under FASB ASC Topic 718, the principles used to calculate the grant date fair value of equity awards for purposes of our financial statements. For a discussion of the assumptions and methodologies used to calculate these amounts, please see the discussion of equity awards contained in Note 11, Share-Based Compensation, to our financial statements included in our annual report on Form 10-K for 2024, filed with the SEC on March 26, 2025.

(2)
Represents the percentage change in the closing price of our common stock between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information. For the grants made on January 4, 2024, these prices were $6.06 (the closing price of our stock on January 5, 2024) and $10.20 (the closing price of our stock on January 9, 2024), respectively. For the grant made on July 15, 2024, these prices were $7.02 (the closing price of our stock on July 15, 2024) and $7.57 (the closing price of our stock on July 17, 2024), respectively.

Award Timing Method	In recent years, the Compensation Committee’s practice has generally been to grant annual equity awards at its first meeting of each fiscal year, which is usually scheduled well in advance. Additionally, the Compensation Committee retains discretion to grant equity awards at other times when and as it may determine to be appropriate.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The release of material nonpublic information is not taken into account in determining the timing and terms of equity award grants, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table	During 2024, stock option grants to Messrs. Hastings and Shook on January 4, 2024, and to Mr. Shook on July 15, 2024, occurred in the period beginning four business days before the Company filed a periodic report on Form 10-K or Form 10-Q, or the Company filed or furnished a current report on Form 8-K, with the SEC and ending one business day after the filing or furnishing of such report by the Company with the SEC. In accordance with the requirements of the SEC, the following table discloses additional information with respect to these stock option grants.

Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/Share)	Grant Date Fair Value of the Award ($)(1)
Percentage Change in the
Closing Market Price of
the Securities Underlying
the Award Between
the Trading Day Ending
Immediately Prior to
the Disclosure of Material
Nonpublic Information and
the Trading Day Beginning
Immediately Following
the Disclosure of Material
Nonpublic Information(2)

Paul Hastings	01/04/2024	509,500	6.01	2,494,818	68%
David Shook	01/04/2024	112,500	6.01	550,868	68%
David Shook	07/15/2024	30,000	7.02	172,254	8%

(1)
The amount reported in this column reflects the grant-date fair value of the option award as determined under FASB ASC Topic 718, the principles used to calculate the grant date fair value of equity awards for purposes of our financial statements. For a discussion of the assumptions and methodologies used to calculate these amounts, please see the discussion of equity awards contained in Note 11, Share-Based Compensation, to our financial statements included in our annual report on Form 10-K for 2024, filed with the SEC on March 26, 2025.

(2)
Represents the percentage change in the closing price of our common stock between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information. For the grants made on January 4, 2024, these prices were $6.06 (the closing price of our stock on January 5, 2024) and $10.20 (the closing price of our stock on January 9, 2024), respectively. For the grant made on July 15, 2024, these prices were $7.02 (the closing price of our stock on July 15, 2024) and $7.57 (the closing price of our stock on July 17, 2024), respectively.

Paul Hastings [Member]
Awards Close in Time to MNPI Disclosures
Name			Paul Hastings
Underlying Securities | shares			509,500
Exercise Price | $ / shares			$ 6.01
Fair Value as of Grant Date | $			$ 2,494,818
Underlying Security Market Price Change			0.68
David Shook [Member]
Awards Close in Time to MNPI Disclosures
Name		David Shook	David Shook
Underlying Securities | shares		30,000	112,500
Exercise Price | $ / shares		$ 7.02	$ 6.01
Fair Value as of Grant Date | $		$ 172,254	$ 550,868
Underlying Security Market Price Change		0.08	0.68